FAIR VALUE MEASUREMENTS - Summary of Impairment Charges by Asset Class (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of real estate assets	$ 15,507	$ 33,155	$ 72,939	$ 32,975	$ 2,855
Land
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of real estate assets	3,541	5,180	12,648	6,436	725
Buildings, fixtures and improvements
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of real estate assets	11,315	27,034	56,572	25,299	1,734
Intangible lease assets
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of real estate assets	696	1,044	4,056	1,385	396
Intangible lease liabilities
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of real estate assets	$ (45)	$ (103)	$ (337)	$ (145)	$ 0